Employee Benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Effect on accumulated postretirement benefit obligation
One percent increase	$ 8	$ 10
One percent decrease	$ (8)	$ (9)
Prior to age 65 [Member]
Health care cost trend rate for the next year (c)
Health Care Cost Trend Rate Assumed for Next Fiscal Year	8.00%	8.00%
After age 65 [Member]
Health care cost trend rate for the next year (c)
Health Care Cost Trend Rate Assumed for Next Fiscal Year	12.00%	14.00%
Pension Plans [Member]
Weighted average assumptions to determine the projected benefit obligations
Discount rate (a)	5.10%	5.70%
Rate of compensation increase (b)	4.10%	4.00%
Postretirement Welfare Plan [Member]
Weighted average assumptions to determine the projected benefit obligations
Discount rate (a)	4.30%	4.90%
Rate of compensation increase (b)	0.00%